CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales		$ 0			$ 0	$ 0	$ 0
Less:
Cost of goods sold					0	0	0
Gross profit (loss)		0			0	0	0
Operating expenses:
Marketing					0	0	0
General and administrative	$ 2,229	4,320	$ 7,223	$ 24,471	28,968	23,812	16,903
Research and development	1,267	1,694	2,116	3,193	3,611	2,566	4,257
Total operating expenses	3,496	6,014	9,339	27,664	32,579	26,378	21,160
Operating loss from operations	(3,496)	(6,014)	(9,339)	(27,664)	(32,579)	(26,378)	(21,160)
Other income (expense):
Derivative gain (note 8)	378	0	1,602	0
Interest expense					(1)	0	(104)
Other income (expense)	287	(33)	3,796	(307)	(558)	(320)	6,600
Interest income					22	14	17
Total other income (expense)					(537)	(306)	6,513
Net loss from continuing operations before income taxes	(2,831)	(6,047)	(3,941)	(27,971)	(33,116)	(26,684)	(14,647)
Income tax benefit	0	0	0	0	0	0	0
Net loss from continuing operations	(2,831)	(6,047)	(3,941)	(27,971)	(33,116)	(26,684)	(14,647)
Loss on discontinued operations	(10)	(384)	(81)	(997)	(1,783)	(6,545)	(5,122)
(Loss)/gain on disposal	0	(3,610)	0	(3,610)	(3,618)	395	(3,084)
Total discontinued operations	(10)	(3,994)	(81)	(4,607)	(5,401)	(6,150)	(8,206)
Net loss	$ (2,841)	$ (10,041)	$ (4,022)	$ (32,578)	$ (38,517)	$ (32,834)	$ (22,853)
Loss per common share; basic and diluted
Continuing operations	$ (0.26)	$ (0.80)	$ (0.43)	$ (3.85)	$ (0.18)	$ (0.16)	$ (0.10)
Discontinued operations	0	(0.53)	(0.01)	(0.63)	(0.03)	(0.04)	(0.05)
Total basic and diluted	$ (0.26)	$ (1.33)	$ (0.44)	$ (4.48)	$ (0.21)	$ (0.20)	$ (0.15)
Weighted average shares outstanding, basic and diluted	10,873,723	7,539,726	9,153,833	7,265,426	184,481,811	168,061,098	146,996,416